Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
TAXES

NOTE 13 – TAXES

(a)	Corporate income taxes

The Company is subject to income taxes on an entity basis on income arising in or derived from the location in which each entity is domiciled.

RETO is incorporated in the British Virgin Islands and is exempt from paying income tax. REIT Holdings is registered in Hong Kong as a holding company.

The Company’s operating subsidiaries are all incorporated in the PRC and are subject to PRC income tax, which is computed according to the relevant laws and regulations in the PRC. Under the Corporate Income Tax Law of PRC, corporate income tax rate applicable to all companies, including both domestic and foreign-invested companies, is 25%. However, Beijing REIT is recognized as a High-technology Company by Chinese government and subject to a favorable income tax rate of 15%. Nanjing Dingxuan primarily provides technological services to customers, based on local tax regulation, its taxable income was assessed at 10% of its revenue for both years ended December 31, 2016 and 2015. Nanjing Dingxuan did not receive such favorable income tax rate for the year ended December 31, 2017 and 2018. The estimated tax savings as a result of the Company’s preferred tax rates for the years ended December 31, 2018, 2017 and 2016 amounted to $86,898, $266,125 and $196,303, respectively. Per share effect of the tax exemption were $0.004, $0.01 and $0.01 for the years ended December 31, 2018, 2017 and 2016, respectively.

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the Years ended December 31,
	2018	2017	2016
China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of favorable income tax rate in certain entity in PRC	(1.4)%	(2.8)%	(3.0)%
Non-PRC entities not subject to PRC tax (3)	6.3%	4.5%	3.0%
Research & Development (“R&D”) tax credit (1)	(1.1)%	(0.3)%	(0.5)%
Non-deductible expenses-permanent difference (2)	0.2%	0%	1.1%
Change in valuation allowance	(3.3)%	2.9%	4.6%
Effective tax rate	25.7%	29.3%	30.2%

(1)	According to PRC tax regulations, 150% of current year R&D expense approved by the local tax authority may be deducted from tax income.

(2)	Represents expenses incurred by the Company that were not deductible for PRC income tax.

(3)	Represents the tax losses incurred from operations outside of China.

The breakdown of the Company’s income before income tax expense is as follows:

	For the Years ended December 31,
	2018	2017	2016
Income before income tax expense from China	7,705,629	11,136,874	7,252,723
Loss before income tax expense from outside of China	(1,557,492)	(1,730,009)	(797,287)
Total	6,148,137	9,406,865	6,455,436

Loss before income tax expense from outside of China represents the losses incurred in RETO, REIT Holdings and REIT US, which are mainly holding companies incorporated outside of China.

The income tax provision (benefit) for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the Years ended December 31,
	2018	2017	2016
Current	1,862,465	2,954,130	1,997,041
Deferred	(282,010)	(194,050)	(44,685)
Total	1,580,455	2,760,080	1,952,356

Deferred income taxes reflect the net effects of temporary difference between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. The Company’s deferred tax assets as of December 31, 2018 and 2017 were $551,534 and $296,535, respectively, which were derived from the temporary difference from provision for doubtful accounts. The Company periodically evaluates the likelihood of the realization of deferred tax assets and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. The increases in valuation allowance for the years ended December 31, 2018 and 2017 was approximately $302,129 and $283,160.

Deferred tax asset	December 31 2018	December 31, 2017
Provision of doubtful accounts	$551,534	$296,535
Tax loss carried forwards	2,031,165	1,729,036
Valuation allowance on tax losses	(2,031,165)	(1,729,036)
	$551,534	$296,535

(b)	Value added tax

The Company is subject to a value added tax (“VAT”) for selling merchandise. The applicable VAT rate is 17% for products sold in the PRC. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods sold (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). Under the commercial practice of the PRC, the Company pays VAT based on tax invoices issued.

(c)	Taxes Payable

The Company’s taxes payable consists of the following:

	December 31,	December 31,
	2018	2017
VAT tax payable	$97,267	$191,284
Corporate income tax payable	2,812,063	2,927,254
Land use tax and other taxes payable	55,194	233,974
Total	$2,964,524	$3,352,512